FORM N-CSRS

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ   07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                12/31

Date of reporting period:                                                       06/30/2014

Item  1.   Report to Shareholders.

i

NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2014

(UNAUDITED)

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

SHAREHOLDER LETTER

JUNE 30, 2014 (UNAUDITED)

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $14.73 and ended the past six months at $15.15.  The Fund’s total return for this period was 2.85%.  The following table may be helpful in comparing the Fund’s performance with other indexes.

2014 Performance

The Fund and Other Indexes Year-To-Date (Loss)
NorthQuest Capital Fund 2.85%
Dow Jones Industrials 1.51%
NASDAQ Composite 5.54%
S&P 500 Index 6.05%

Purchases and Sales of Common Stock Securities

NorthQuest purchased more shares of McCormick & Company (“MKC”), Union Pacific Corporation (“UNP”), International Business Machines (“IBM”) and PPG Industries (“PPG”). A new common stock security position, Fossil Group (“FOSL”), was added to our portfolio.

The Fund sold 2,600 shares of Freeport McMoran (“FCX”), which has worldwide mining operations as well as oil and gas assets in North America. The combination of an unforeseen massive mineral export tax announced by the government of Indonesia and a heavy debt load were FCX risks that outweighed potential FCX rewards or profits. The unpredictability of this situation forced the Fund to sell FCX at a long-term loss of $35,536. The proceeds from the FCX sale were invested into the other common stocks such as the Fossil Group which designs, manufactures and distributes Fossil and Skagen watches. FOSL also distributes watches under other brand names. Some of these other brands are Michele, Relic, Burberry, DKNY and Michael Kors. Other Fossil products include jewelry, handbags, clothing and other leather goods. The Fund made several purchases of FOSL during the past six months as the share price of Fossil declined. Currently the Fund owns 1,500 shares of FOSL. In general, retail stocks such as Fossil have been declining due to lower consumer income and weak consumer spending. But our research indicated that Fossil was undervalued based on the some of the following metrics; discounted free cash flow; share buybacks; and earnings. As a result of these findings and a contrarian approach the Fund invested in FOSL with the belief that eventually the Fossil share price should increase in value as investors recognize Fossil’s strong fundamentals.

Last month our shareholders elected four directors to serve one year terms on the Fund’s Board of Directors. Fund shareholders also ratified Sanville & Company as the Fund’s independent public accounting firm to audit the Fund’s year-end financial statements for 2014. Thank you for your votes.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.

TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets

JUNE 30, 2014 (UNAUDITED)

1.	FISERV, INC.	9.65%
2.	PARKER-HANNIFIN CORPORATION	8.85%
3.	STRYKER CORPORATION	6.20%
4.	IDEXX LABORATORIES, INC.	5.98%
5.	CR BARD INC.	5.95%
6.	UNITED TECHNOLOGIES CORP.	5.54%
7.	DONALDSON COMPANY, INC.	5.41%
8.	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORPORATION	5.28%
9.	UNION PACIFIC CORPORATION	5.26%
10.	RELIANCE STEEL & ALUMINUM CO.	5.19%

NORTHQUEST CAPITAL FUND, INC.

PORTFOLIO ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
9.40%
Cash Equivalents
2.36%
Consumer Cyclical
5.01%
Consumer Defensive
3.43%
Energy
9.41%
Financial Services
3.46%
Healthcare
18.09%
Industrials
24.63%
Railroad/
Transportation
10.53%
Technology
13.68%

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (UNAUDITED)

Shares		Value

COMMON STOCKS - 97.80%

Aircraft Engines & Engine Parts - 5.54
1,500	United Technologies Corp.	$ 173,175

Computer & Office Equipment - 4.06%
700	International Business Machines, Inc.	126,889

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.88%
2,300	Emerson Electric Co.	152,628

In Vitro & In Vivo Diagnostic Substances - 5.98%
1,400	Idexx Laboratories, Inc. *	186,998

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 5.41%
4,000	Donaldson Co., Inc.	169,280

Miscellaneous Fabricated Metal Products - 8.85%
2,200	Parker-Hannifin Corp.	276,606

Miscellaneous Food Preparation & Kindred Products - 3.43%
1,500	McCormick & Co., Inc.	107,385

National Commercial Banks - 3.46%
2,500	U.S. Bancorp.	108,300

Paints, Varnishes, Lacquers, Enamels & Allied Products - 4.23%
630	PPG Industries, Inc.	132,395

Petroleum Refining - 9.42%
1,100	Chevron Corp.	143,605
1,500	Exxon Mobil Corp.	151,020
		294,625
Railroad Equipment - 5.28%
2,000	Westinghouse Air Brake Technologies Corp.	165,180

Railroads, Line-Haul Operating - 5.26%
1,650	Union Pacific Corp.	164,588

Services-Computer Processing & Data Preparations - 9.65%
5,000	Fiserv, Inc. *	301,600

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

Shares		Value

Surgical & Medical Instruments - 12.15%
1,300	CR Bard, Inc.	$ 185,913
2,300	Stryker Corp.	193,936
		379,849
Watches, Clocks, Clockwork Operated Devices & Parts - 5.01%
1,500	Fossil Group, Inc. *	156,780

Wholesale-Metals Service Centers & Offices - 5.19%
2,200	Reliance Steel & Aluminum Co.	162,162

TOTAL COMMON STOCKS (Cost $1,870,576) - 97.80%		3,058,440

SHORT-TERM INVESTMENT - 2.37%
73,972	Huntington Conservative Deposit Account 0.05% **	73,972
TOTAL SHORT-TERM INVESTMENT (Cost $73,972) - 2.37%		73,972

TOTAL INVESTMENTS (Cost $1,944,548) - 100.17%		3,132,412

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(5,312)

NET ASSETS - 100.00%		$ 3,127,100

* Non-income producing securities during the period.

** Variable rate security; the rate shown represents the yield at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $1,944,548)	$ 3,132,412
Receivables:
Dividends and Interest	2,067
Total Assets	3,134,479
Liabilities:
Due to Advisor	2,663
Accrued Expenses	4,716
Total Liabilities	7,379

Net Assets	$ 3,127,100

Net Assets Consist of:
Paid In Capital	$ 2,034,939
Accumulated Undistributed Net Investment Loss	(6,031)
Accumulated Realized Loss on Investments	(89,672)
Unrealized Appreciation in Value of Investments	1,187,864
Net Assets, for 206,383 Shares Outstanding	$ 3,127,100

Net Asset Value Per Share	$ 15.15

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ending June 30, 2014 (UNAUDITED)

Investment Income:
Dividends	$ 20,688
Interest	33
Total Investment Income	20,721

Expenses:
Advisory fees	14,945
Transfer Agent fees	2,825
Audit fees	3,155
Custody	2,028
Registration	2,225
Office	46
Telephone	664
Postage & Printing	364
State & local taxes	500
Total Expenses	26,752

Net Investment Loss	(6,031)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	(35,536)
Net Change in Unrealized Appreciation on Investments	133,649
Realized and Unrealized Gain on Investments	98,113

Net Increase in Net Assets Resulting from Operations	$ 92,082

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (6,031)	$ (6,465)
Net Realized Gain on Investments	(35,536)	-
Unrealized Appreciation on Investments	133,649	611,242
Net Increase in Net Assets Resulting from Operations	92,082	604,777

Capital Share Transactions	103,340	(30,525)

Total Increase in Net Assets	195,422	574,252

Net Assets:
Beginning of Period	2,931,678	2,357,426

End of Period (Including Undistributed Net Investment Income (Loss) of $(6,031) and $0, respectively)
	$ 3,127,100	$ 2,931,678

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 6/30/2014	Years Ended
		12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010	12/31/ 2009

Net Asset Value, at Beginning of Year	$ 14.73	$ 11.71	$ 10.85	$ 11.03	$ 10.18	$ 9.05

Income From Investment Operations:
Net Investment Loss *	(0.03)	(0.03)	(0.03)	(0.06)	(0.09)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.45	3.05	0.89	(0.12)	0.94	1.16
Total from Investment Operations	0.42	3.02	0.86	(0.18)	0.85	1.13

Distributions	-	-	-	-	-	-

Net Asset Value, at End of Year	$ 15.15	$ 14.73	$ 11.71	$ 10.85	$ 11.03	$ 10.18

Total Return **	2.85% (b)	25.79%	7.93%	(1.63)%	8.35%	12.49%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,127	$ 2,932	$ 2,357	$ 2,283	$ 2,329	$ 2,125
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.79% (a)	1.79%	1.79%	1.79%	1.79%	1.83%
After Reimbursement	1.79% (a)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	(0.40)% (a)	(0.25)%	(0.28)%	(0.52)%	(0.85)%	(0.40)%
After Reimbursement	(0.40)% (a)	(0.25)%	(0.28)%	(0.52)%	(0.85)%	(0.36)%
Portfolio Turnover	2.98% (b)	0.00%	1.32%	0.00%	0.00%	0.00%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) require management of the Fund to analyze all open tax years, fiscal years 2011-2013, defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2014:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$ 3,058,440	$ -	$ -	$ 3,058,440
Short-Term Investments	73,972	-	-	73,972
	$ 3,132,412	$ -	$ -	$ 3,132,412

The Fund did not hold any Level 3 assets during the period ended June 30, 2014. The Fund did not hold any derivative instruments at any time during the period ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee paid to the Advisor for the six months ended June 30, 2014 was $14,945. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund‘s aggregate annual operating expenses exceed 1.79%. The Fund’s expense ratio for 2014 was 1.79%; therefore no reimbursement for expenses occurred for the six months ended June 30, 2014.  The Fund owed the Adviser $2,663 at June 30, 2014.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2014, there were 500,000,000 shares of $0.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2014 amounted to $2,034,939. Transactions in capital for the six months ended June 30, 2014 and year ended December 31, 2013 were as follows:

	June 30, 2014		December 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	37,998	$ 550,369	3,810	$ 47,476
Shares reinvested	-	-	-	-
Shares redeemed	(30,669)	(447,029)	(6,151)	(78,001)
Net increase	7,329	$ 103,340	(2,341)	$ (30,525)

5.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, purchases and sales of investment securities other than short-term investments aggregated $341,961 and $85,825 respectively.

6.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

There were no distributions paid during the six months ended June 30, 2014 and the year ended December 31, 2013.

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  As of December 31, 2013, they were as follows:

Undistributed ordinary income	$ -
Capital loss carryforwards expiring: 12/31/2017+	$ (54,136)

As of June 30, 2014, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 1,203,592
Gross tax depreciation of investments	$ (15,728)
Net tax appreciation of investments	$ 1,187,864

Federal tax cost of investments, including short-term investments	$ 1,944,548

+   The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

7.  NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

NORTHQUEST CAPITAL FUND, INC.

EXPENSE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the NorthQuest Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,028.51	$9.00
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.92	$8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.

DIRECTORS & OFFICERS

JUNE 30, 2014 (UNAUDITED)

The Fund’s Board of Directors has the ultimate responsibility of running the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling               1-800-239-9136.

INDEPENDENT DIRECTORS

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Charles G. Camarata Age 70	Director	1 year term; 2 years	Private Investor	None
Robert S. Keesser Age 52	Director	1 year term; 12 years	President RSK Consultants, LLC Automotive Parts Aftermarket Barnegat, NJ	None
John G. Padovano Age 66	Director	1 year term; 12 years	Private Investor	None

Each “Independent Director” received no compensation from the Fund for the six months ended June 30, 2014.  The Fund does not pay any compensation to its Directors who are considered “Interested Directors” of the Fund.   For the six months ended June 30, 2014, $0 was paid to the directors of the Fund.

INTERESTED DIRECTOR

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Peter J. Lencki Age 59	Chairman President/ Treasurer	1 year term; 12 years	Portfolio Manager NorthQuest Capital Fund	None

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC            (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-239-9136, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-239-9136 to request a copy of the SAI or to make shareholder inquiries.

SHAREHOLDER VOTE

At the Fund’s annual shareholder meeting held on June 20, 2014, shareholders of record on April 25, 2014, elected four directors.  In addition, Fund shareholders ratified Sanville & Company as the Fund’s independent public accounting firm for the fiscal year ending December 31, 2014.

Board of Directors

Charles G. Camarata

Robert S. Keesser

John G. Padovano

Peter J. Lencki

Investment Adviser

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics. Not Applicable

Item 3.  Audit Committee Financial Expert. Not Applicable

Item 4.  Principal Accountant Fees and Services. Not Applicable

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)

12 (a) 2

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

(b)

12 (b)

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSRS.

ii

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  9/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  9/3/2014